Statement of Investments

January 31, 2022 (unaudited)

Aberdeen Global Premier Properties Fund

	Shares	Value
COMMON STOCKS (120.3%)
AUSTRALIA (3.8%)
Diversified Real Estate Activities (0.2%)
Lendlease Corp., Ltd.	128,440	$908,911
Diversified REITs (2.0%)
Charter Hall Group	227,023	2,719,249
GPT Group (The)	559,763	1,983,607
Mirvac Group	3,671,014	6,802,991
		11,505,847
Industrial REITs (0.4%)
Goodman Group	140,148	2,314,085
Office REITs (1.2%)
Dexus	900,893	6,558,422
Total Australia		21,287,265
BELGIUM (3.7%)
Diversified REITs (0.9%)
Cofinimmo SA	32,354	4,772,884
Health Care REITs (1.2%)
Aedifica SA	55,722	6,701,846
Industrial REITs (0.8%)
Montea NV	11,652	1,611,766
Warehouses De Pauw CVA	72,107	3,102,140
		4,713,906
Real Estate Operating Companies (0.8%)
VGP NV	15,559	4,408,879
Total Belgium		20,597,515
BRAZIL (0.4%)
Homebuilding (0.2%)
Cyrela Brazil Realty SA Empreendimentos e Participacoes	311,315	1,024,799
Real Estate Operating Companies (0.2%)
Multiplan Empreendimentos Imobiliarios SA	278,893	1,129,207
Total Brazil		2,154,006
CANADA (4.0%)
Office REITs (1.2%)
Allied Properties Real Estate Investment Trust	193,674	6,815,119
Residential REITs (0.6%)
Canadian Apartment Properties REIT	81,419	3,581,116
Retail REITs (2.2%)
SmartCentres Real Estate Investment Trust	507,815	12,280,402
Total Canada		22,676,637

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

January 31, 2022 (unaudited)

Aberdeen Global Premier Properties Fund

CHINA (3.2%)
Diversified Real Estate Activities (0.9%)
ESR Cayman Ltd.(a)(b)	1,587,654	$5,383,257
Real Estate Development (2.3%)
China Overseas Land & Investment Ltd.	1,947,000	5,746,526
China Resources Land Ltd.	1,449,465	7,006,159
		12,752,685
Total China		18,135,942
FINLAND (0.8%)
Real Estate (0.8%)
Kojamo OYJ	203,348	4,661,935
FRANCE (0.9%)
Office REITs (0.3%)
Covivio	20,217	1,688,283
Retail REITs (0.6%)
Unibail-Rodamco-Westfield(a)	47,273	3,602,071
Total France		5,290,354
GERMANY (5.9%)
Real Estate Development (1.1%)
Instone Real Estate Group SE(b)	346,265	6,161,635
Real Estate Operating Companies (4.8%)
LEG Immobilien SE	19,311	2,561,772
TAG Immobilien AG	124,222	3,280,495
Vonovia SE	372,233	21,200,820
		27,043,087
Total Germany		33,204,722
HONG KONG (2.6%)
Diversified Real Estate Activities (0.4%)
Sun Hung Kai Properties Ltd.	176,500	2,153,389
Real Estate Development (1.3%)
CK Asset Holdings Ltd.	1,077,500	7,192,751
Retail REITs (0.9%)
Link REIT	611,000	5,245,746
Total Hong Kong		14,591,886
JAPAN (9.9%)
Diversified Real Estate Activities (2.3%)
Mitsui Fudosan Co. Ltd.	511,300	10,960,908
Tokyu Fudosan Holdings Corp.	382,800	2,097,047
		13,057,955
Diversified REITs (1.9%)
Canadian Solar Infrastructure Fund, Inc.	9,945	10,439,312
Industrial REITs (1.7%)
GLP J-REIT	2,839	4,569,689
Industrial & Infrastructure Fund Investment Corp.	1,395	2,333,485

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

January 31, 2022 (unaudited)

Aberdeen Global Premier Properties Fund

LaSalle Logiport REIT	1,615	$2,583,483
		9,486,657
Office REITs (3.0%)
Global One Real Estate Investment Corp.	1,253	1,234,441
Japan Excellent, Inc.	4,125	4,743,977
Mori Hills REIT Investment Corp.	4,415	5,409,411
Nippon Building Fund, Inc.	913	5,287,309
		16,675,138
Real Estate Operating Companies (0.3%)
Hulic Co. Ltd.	179,000	1,730,152
Retail REITs (0.7%)
Kenedix Retail REIT Corp.	1,729	4,047,074
Total Japan		55,436,288
MEXICO (1.3%)
Industrial REITs (0.7%)
PLA Administradora Industrial S de RL de CV	1,277,563	1,794,831
Prologis Property Mexico SA de CV	826,224	2,062,756
		3,857,587
Real Estate Operating Companies (0.6%)
Corp Inmobiliaria Vesta SAB de CV	1,661,533	3,154,239
Total Mexico		7,011,826
NETHERLANDS (1.8%)
Real Estate Operating Companies (1.8%)
CTP NV(b)	483,144	9,828,318
SINGAPORE (4.8%)
Diversified Real Estate Activities (1.2%)
Capitaland Investment Ltd.(a)	2,595,100	6,658,691
Industrial REITs (2.0%)
Daiwa House Logistics Trust(a), REIT	10,717,600	6,386,371
Mapletree Logistics Trust	3,710,617	4,669,893
		11,056,264
Real Estate Operating Companies (0.7%)
Ascendas India Trust, UNIT	4,333,000	4,181,724
Retail REITs (0.9%)
CapitaLand Integrated Commercial Trust	3,485,100	5,024,454
Total Singapore		26,921,133
SOUTH KOREA (0.9%)
Specialized REITs (0.9%)
ESR Kendall Square REIT Co. Ltd.	1,000,680	4,841,397
SPAIN (0.6%)
Office REITs (0.6%)
Inmobiliaria Colonial Socimi SA	404,421	3,571,216

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

January 31, 2022 (unaudited)

Aberdeen Global Premier Properties Fund

SWEDEN (2.2%)
Real Estate Operating Companies (2.2%)
Castellum AB	130,852	$3,082,055
Catena AB	84,241	4,781,830
Fabege AB	307,183	4,583,132
Total Sweden		12,447,017
UNITED KINGDOM (5.2%)
Diversified REITs (1.7%)
Land Securities Group PLC	663,999	7,131,640
LondonMetric Property PLC	622,005	2,241,133
		9,372,773
Health Care REITs (0.2%)
Assura PLC	1,342,348	1,214,121
Homebuilding (0.2%)
Bellway PLC	34,191	1,315,639
Industrial REITs (2.4%)
Segro PLC	778,113	13,717,938
Specialized REITs (0.7%)
Safestore Holdings PLC	222,638	3,817,212
Total United Kingdom		29,437,683
UNITED STATES (68.3%)
Health Care REITs (5.9%)
Medical Properties Trust, Inc.(c)	243,852	5,550,071
Omega Healthcare Investors, Inc.(c)	116,303	3,661,218
Ventas, Inc.(c)	110,487	5,858,021
Welltower, Inc.(c)	205,985	17,844,481
		32,913,791
Hotel & Resort REITs (1.4%)
DiamondRock Hospitality Co.(a)(c)	224,781	2,101,702
Host Hotels & Resorts, Inc.(a)(c)	330,376	5,728,720
		7,830,422
Industrial REITs (12.0%)
Duke Realty Corp.(c)	279,405	16,144,021
Prologis, Inc.(c)	326,297	51,169,896
		67,313,917
Mortgage REITs (0.6%)
Blackstone Mortgage Trust, Inc., Class A(c)	113,240	3,558,001
Office REITs (4.8%)
Alexandria Real Estate Equities, Inc.(c)	74,845	14,582,800
Boston Properties, Inc.(c)	79,569	8,918,093
Highwoods Properties, Inc.(c)	83,924	3,618,803
		27,119,696
Residential REITs (20.3%)
American Homes 4 Rent(c)	93,894	3,674,072
AvalonBay Communities, Inc.(c)	87,888	21,464,886
Camden Property Trust	95,119	15,227,601

See accompanying Notes to Portfolio of Investments.

Statement of Investments (concluded)

January 31, 2022 (unaudited)

Aberdeen Global Premier Properties Fund

Equity LifeStyle Properties, Inc.(c)	170,984	$13,386,338
Equity Residential(c)	212,799	18,881,655
Essex Property Trust, Inc.(c)	9,476	3,150,770
Invitation Homes, Inc.(c)	381,139	16,000,215
Mid-America Apartment Communities, Inc.	49,371	10,203,998
Sun Communities, Inc.(c)	64,055	12,103,833
		114,093,368
Retail REITs (8.2%)
Brixmor Property Group, Inc.(c)	196,405	4,980,831
Kimco Realty Corp.(c)	179,990	4,366,557
Realty Income Corp.(c)	127,417	8,844,014
Regency Centers Corp.(c)	48,998	3,515,607
Simon Property Group, Inc.(c)	105,807	15,574,790
SITE Centers Corp.(c)	221,726	3,283,762
Spirit Realty Capital, Inc.	120,148	5,702,224
		46,267,785
Specialized REITs (15.1%)
American Tower Corp.(c)	13,750	3,458,125
Digital Realty Trust, Inc.(c)	63,438	9,466,853
Equinix, Inc.(c)	25,661	18,601,659
Extra Space Storage, Inc.(c)	48,653	9,642,538
Gaming and Leisure Properties, Inc.(c)	156,163	7,055,444
Public Storage(c)	63,447	22,747,653
SBA Communications Corp.(c)	12,150	3,954,096
VICI Properties, Inc.(c)	346,650	9,921,123
		84,847,491
Total United States		383,944,471
Total Common Stocks		676,039,611
Total Investments—120.3% (cost $558,472,090)		676,039,611
Liabilities in Excess of Other Assets—(20.3)%		(113,957,577)
Net Assets—100.0%		$562,082,034

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	All or a portion of the security has been designated as collateral for the line of credit.

CVA	Dutch Certificate
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

January 31, 2022

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, and has an objective to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.